Property and Equipment, net (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 34,660	$ 30,942
Additions in property and equipment	1,671	3,718
Property and Equipment, Ending Balance	36,331	34,660
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(7,485)	(6,660)
Depreciation for the year	(998)	(825)
Accumulated Depreciation, Property and Equipment, Ending Balance	(8,483)	(7,485)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	27,175	24,282
Additions in property and equipment	1,671	3,718
Depreciation for the year	(998)	(825)
Property And Equipment Net, Ending Balance	$ 27,848	$ 27,175